Related Party Transactions (Summary Of Related Party Transactions) (Details) - Axionlog Distribution B.V. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Food and paper	$ (164,882)	$ (199,801)	$ (319,456)
Occupancy and other operating expenses	(2,499)	(2,251)	(10,327)
Other operating expenses, net	0	16,986	0
Net interest income	461	1,387	583
Logistics service fees from related party	44,170	45,143	48,340
Suppliers purchase expense related party	$ 120,712	$ 154,658	$ 271,116